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Virtus Event Opportunities Trust | Virtus Westchester Credit Event Fund
Virtus Westchester Credit Event Fund

Virtus Westchester Credit Event Fund (the “Fund”),

a series of Virtus Event Opportunities Trust

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and the Virtus Event Opportunities Trust Statutory Prospectus,
each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

The Shareholder Fees table showing the fees paid directly from the investment of a typical investor is hereby replaced in its entirety with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Westchester Credit Event Fund - Virtus Event Opportunities Trust	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none

The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:
Sold
Expense Example - Virtus Westchester Credit Event Fund - Virtus Event Opportunities Trust - USD ($)	1 year	3 years	5 years	10 years
Class A	801	1,351	1,954	3,574
Class I	241	778	1,378	3,000

Held
Expense Example No Redemption - Virtus Westchester Credit Event Fund - Virtus Event Opportunities Trust - USD ($)	1 year	3 years	5 years	10 years
Class A	801	1,351	1,954	3,574
Class I	241	778	1,378	3,000

Investors should retain this supplement with the Prospectuses for future reference.